Notes Payable, Third Parties - Schedule of Notes Payable to Third Parties (Details) (Parenthetical)								9 Months Ended
	Mar. 20, 2020 Days	Dec. 17, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) Integer	Jun. 29, 2018 USD ($) Integer	Jun. 03, 2018 USD ($) Integer	Feb. 16, 2018 USD ($) Integer	Jan. 24, 2018 USD ($) Integer	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Unamortized debt discount								$ 784,358	$ 8,890	$ 123,270
Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt interest rate		8.00%
Unamortized debt discount		$ 1,000
Debt principal amount		$ 11,000
Warrants to purchase common stock | shares		560,800
Warrants exercise price | $ / shares		$ 0.024
Warrants term		5 years
Convertible Promissory Note One [Member] | Tri-Bridge Ventures, LLC [Member]
Debt interest rate							10.00%
Debt maturity date							Jan. 24, 2019
Unamortized debt discount								0	0	8,242
Debt principal amount							$ 15,750	15,750
Debt conversion description							The Conversion Price shall be equal to Fifty Percent (50%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. On the date that a Conversion Notice is delivered to Holder, the Company shall deliver an estimated number of shares ("Estimated Shares") to Holder's brokerage account equal to the Conversion Amount divided by 50% of the Market Price. "Market Price" shall mean the lowest of the daily Trading Price for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). If at any time, one or multiple times, during the Valuation Period the number of Estimated Shares delivered to Holder is less than the Notice Shares, the company must immediately deliver enough shares equal to the difference. A Conversion Amount will not be considered fully converted until the end of the Valuation Period for that Conversion Amount.
Debt conversion, threshold percentage of stock price trigger							50.00%
Debt conversion, trading days | Integer							20
Debt term							1 year
Debt interest, amount								3,435
Convertible Promissory Note Two [Member] | Tri-Bridge Ventures, LLC [Member]
Debt interest rate						10.00%
Debt maturity date						Feb. 16, 2019
Unamortized debt discount								0	0	5,063
Debt principal amount						$ 8,000		8,000
Debt conversion description						The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (February 16, 2019) at the option of the holder at the Variable Conversion Price, which shall be equal to the lesser of (i) the price of any public offering of the Maker's Common Stock or (ii) Fifty Percent (50%) of the lowest Trading Price (defined below) during the Twenty Trading Day period prior to the day the Holder delivers the Conversion Notice, and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt conversion, threshold percentage of stock price trigger						50.00%
Debt conversion, trading days | Integer						20
Debt term						1 year
Debt interest, amount								1,694
Convertible Promissory Note Three [Member] | Valvasone Trust [Member]
Debt interest rate					5.00%
Debt maturity date					Jun. 03, 2019
Unamortized debt discount								0	0	85,102
Debt principal amount					$ 91,900			91,900
Debt conversion description					The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (June 3, 2019) at the option of the holder at the conversion price which shall be equal to the lower of: (a) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the date on which Holder elects to convert all or part of the Note or (b) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the Effective Date.
Debt conversion, threshold percentage of stock price trigger					50.00%
Debt term					1 year
Debt interest, amount								8,381
Debt conversion, consecutive trading days | Integer					25
Convertible Promissory Note Four [Member] | Jody A. DellaDonna [Member]
Debt interest rate				5.00%
Debt maturity date				Jun. 29, 2019
Unamortized debt discount								0	0	24,863
Debt principal amount				$ 25,000				25,000
Debt conversion description				The Convertible Note was issued for compensation due for consulting services. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (June 29, 2019) at the option of the holder at the conversion price which shall be equal to the lower of: (a) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the date on which Holder elects to convert all or part of the Note or (b) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the Effective Date.
Debt conversion, threshold percentage of stock price trigger				50.00%
Debt term				1 year
Debt interest, amount								2,194
Debt conversion, consecutive trading days | Integer				25
Convertible Promissory Note Five [Member] | Jetco Holdings, LLC [Member]
Debt interest rate			3.00%
Debt maturity date			Nov. 30, 2020
Unamortized debt discount								757,577	0	0
Debt principal amount			$ 2,000,000					1,137,923
Debt conversion description			The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (March 20, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 70% multiplied by the Market Price (as defined herein)(representing a discount rate of 30%), subject to adjustment as described herein ("Conversion Price"). Market Price" means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.
Debt conversion, threshold percentage of stock price trigger			70.00%
Debt term			1 year
Debt interest, amount								19,038
Debt conversion, consecutive trading days | Integer			20
Convertible Promissory Note Five [Member] | Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt interest rate		8.00%
Unamortized debt discount		$ 1,000
Debt principal amount		$ 11,000
Warrants to purchase common stock | shares		560,800
Warrants exercise price | $ / shares		$ 0.024
Warrants term		5 years
Convertible Promissory Note Six [Member] | Armada Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt maturity date		Dec. 17, 2020
Unamortized debt discount								5,805	0	0
Debt principal amount								11,000
Debt conversion description		The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (March 20, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein ("Conversion Price"). Market Price" means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.
Debt conversion, threshold percentage of stock price trigger		60.00%
Debt term		1 year
Debt interest, amount								253
Convertible Promissory Note Six [Member] | Pacific Stock Transfer Corporation [Member] | Securities Purchase Agreement [Member]
Common stock, capital shares reserved | shares		10,000,000
Convertible Promissory Note Seven [Member] | Jetco Holdings [Member]
Debt interest rate	3.00%
Debt maturity date	Mar. 20, 2021
Unamortized debt discount								19,397	$ 0	$ 0
Debt principal amount								20,000
Debt conversion description	The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (March 20, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 70% multiplied by the Market Price (as defined herein)(representing a discount rate of 30%), subject to adjustment as described herein ("Conversion Price"). Market Price" means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.
Debt conversion, threshold percentage of stock price trigger	70.00%
Debt conversion, trading days | Days	20
Debt term	1 year
Debt interest, amount								$ 18